Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2013	2012
(Dollars in thousands)
Assets
Cash and cash equivalents	$2,076	$5,849
Other current assets	1,184	120
Licenses	310,475	308,091
Property, plant and equipment, net	18,600	16,443
Other assets and deferred charges	511	887
Total assets	$332,846	$331,390

Liabilities
Current liabilities	$46	$1,013
Deferred liabilities and credits	3,139	3,024
Total liabilities	$3,185	$4,037